DISAGGREGATION OF REVENUE: - Revenue by Source (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 553,466	$ 331,519	$ 181,107
Sonic
Disaggregation of Revenue [Line Items]
Total revenue	484,728	290,128	157,797
Aura
Disaggregation of Revenue [Line Items]
Total revenue	$ 68,738	$ 41,391	$ 23,310